Inventory (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Work in progress	$ 416,509	$ 196,553
Inventory, net	$ 416,509	$ 196,553